Income tax - Deferred taxes, reported in balance sheets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Income tax
Deferred tax assets	¥ 112,533	¥ 107,509	$ 15,655	$ 16,315	¥ 122,707
Net deferred tax assets	112,533				¥ 122,707
Total amount of undistributed earnings from the PRC subsidiaries for which no withholding tax has been accrued	831,088
Unrecognized deferred tax liability	¥ 83,109
Foreign withholding tax rate	10.00%